Transactions and Balances with Related Parties (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Management and consulting fees to shareholders	[1]	$ 530	$ 660	$ 398
Del Ta Engineering Ltd [Member]
Related Party Transaction [Line Items]
Management and consulting fees to shareholders		117
Kardan Communications Ltd [Member]
Related Party Transaction [Line Items]
Management and consulting fees to shareholders		$ 33
Del Ta And Kardan [Member]
Related Party Transaction [Line Items]
Management and consulting fees to shareholders			$ 150	$ 398

[1]	In October 2006, the Company entered into an agreement with Del-Ta Engineering Ltd. (shareholder, hereinafter- "Del- Ta") and Kardan Communications Ltd. (shareholder, hereinafter- "Kardan") that sets forth the management and consulting services that Del-Ta and Kardan are obligated to provide and the annual management fee payable thereunder as follows: (i) $117 to Del-Ta and (ii) $33 to Kardan. This agreement provided initially for a one year term and renews automatically for one year periods unless terminated by the Company or, jointly, by Del-Ta and Kardan. Each of Del-Ta and Kardan agreed not to terminate or amend the agreement without the consent of the other service provider. Del-Ta Engineering and Kardan also agreed that for so long as each has a representative serving on the Company's board of directors, neither party will vote any shareholder vote in favor of terminating or not renewing the agreement. On June 28, 2011, the Company's Shareholders approved an amendment to the term of the Management Services Agreement with Del-Ta Engineering Ltd. and Kardan Communications Ltd., extending the term of the Management Services Agreement for a period ending on June 28, 2014. The payments pursuant to this agreement aggregated $398 in each of 2011, 2012, 2013 and $150 in 2014. Additional fees in 2012 related to the consulting agreement with Mr. Rivel (see Note 10F).